Long-term Investments (Details 1)		1 Months Ended		6 Months Ended		12 Months Ended
		Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Jun. 30, 2018 USD ($)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance				$ 359,542		$ 497,679
Capital increase						(35,612)
Equity Method Investment Addition				9,800,000
Loss on investment				(30,434)		(129,193)
Impairment of equity method investments								$ (38,448)
Foreign currency translation adjustments				243		26,668
Ending balance				10,129,351		359,542		497,679
Wecast Internet
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance				6,044	[1]	132,782
Capital increase		$ 149,750	¥ 1,000,000			(35,612)
Loss on investment				(1,608)	[1]	(93,481)
Impairment of equity method investments						0
Foreign currency translation adjustments				0	[1]	2,355
Ending balance				4,436	[1]	6,044	[1]	132,782
Hua Cheng
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance				353,498	[2]	364,897
Capital increase						0
Loss on investment				(28,826)	[2]	(35,712)
Impairment of equity method investments						0
Foreign currency translation adjustments				243	[2]	24,313
Ending balance				324,915	[2]	353,498	[2]	364,897
Shandong Media
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance				0	[3]	0
Capital increase						0
Loss on investment				0	[3]	0
Impairment of equity method investments						0
Foreign currency translation adjustments				0	[3]	0
Ending balance				0	[3]	0	[3]	$ 0
BDCG
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance	[4]			0
Equity Method Investment Addition	[4]			9,800,000
Loss on investment	[4]			0
Foreign currency translation adjustments	[4]			0
Ending balance	[4]			$ 9,800,000		$ 0

[1]	Investment in Wecast Internet In October 2016, the Company's subsidiary, YOU On Demand (Asia) Ltd., invested RMB1,000,000 (approximately $149,750) in Wecast Internet Limited ("Wecast Internet") and held its 50% equity ownership. In 2017, Wecast Internet closed its 100% owned subsidiary and the Company received $35,612 from its previous capital investment, and expects to receive the remaining investment from Wecast Internet in 2018.
[2]	Investment in Hua Cheng As of the period ended June 30, 2018 and December 31, 2017, the Company held 39% equity ownership in Hua Cheng, and accounted for the investment by the equity method.
[3]	Investment in Shandong Media As of the period ended June 30, 2018 and December 31, 2017, the Company held 30% equity ownership in Shandong Media, and accounts for the investment by the equity method. The investment was fully impaired as of June 30, 2018 and December 31, 2017.
[4]	Investment in BDCG As of the period ended June 30, 2018 and December 31, 2017, the Company held 60% and 20% equity ownership in BDCG respectively, and accounts for the investment by the equity method, as indicated in Note 4.